SCHEDULE OF RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due from related parties	$ 10,534	$ 7,004
Accounts payable, related parties, current	25,611
Due to related parties	4,880
Purchases	202,475	718
Other income		4,345
Other purchases	12,323
Commission expense	405,351	316,267
Other expenses	$ 100,915	$ 718
TH3 Technology Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the CEO and director of the Company is also a director of TH3	Mr. How Kok Choong, the CEO and director of the Company is also a director of TH3
Due from related parties	$ 1,273
Nature	IT support services fee	IT support services fee
Other expenses	$ 56,450
DSY Beauty Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd
Due from related parties	$ 9,261
Nature	Purchases of beauty products	Purchases of beauty products
Accounts payable, related parties, current	$ 224
Purchases	3,975	718
Other purchases	$ 6,888
Agape ATP (Asia) Limited ("AATP Asia") [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of AATP Asia	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of AATP Asia
Due from related parties		$ 2,214
Nature	Expenses paid for AATP Asia	Expenses paid for AATP Asia
Hostastay Sdn. Bhd. (“Hostastay”) [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay. Mr. How Kok Choong ceased to be the director of Hostastay as of April 21, 2021	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay. Mr. How Kok Choong ceased to be the director of Hostastay as of April 21, 2021
Due from related parties		$ 4,790
Nature	Sublease rent due from Hostastay	Sublease rent due from Hostastay
CTA Nutriceuticals Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd
Nature	Purchases of products for the provision of complementary health therapies	Purchases of products for the provision of complementary health therapies
Accounts payable, related parties, current	$ 25,387
Purchases	$ 198,376
CTA Nutriceuticals Asia Sdn Bhd One [Member]
Related Party Transaction [Line Items]
Relationship	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd
Nature	Purchase of products for general use	Purchase of products for general use
Due to related parties	$ 2,149
DSY Beauty Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd
Nature	Purchase of products for general use	Purchase of products for general use
Due to related parties	$ 2,147
How Kok Choong [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the CEO and director of the Company	Mr. How Kok Choong, the CEO and director of the Company
Nature	Commission expense	Commission expense
Due to related parties	$ 584
Commission expense	16,590	12,758
How Kok Choong [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Commission expense	$ 16,590	$ 12,758
DSY Wellness and Longevity Center Sdn Bhd ("DSYWLC") [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC
Nature	Purchases of products for the provision of complementary health therapies	Purchases of products for the provision of complementary health therapies
Purchases	$ 124
Hostastay Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay. Mr. How Kok Choong ceased to be the director of Hostastay as of April 21, 2021	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay. Mr. How Kok Choong ceased to be the director of Hostastay as of April 21, 2021
Nature	Sublease rental income due from Hostastay	Sublease rental income due from Hostastay
Other income		$ 4,345
CTA Nutriceuticals Asia Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd
Nature	Purchases of products for the provision of complementary health therapies	Purchases of products for the provision of complementary health therapies
Other purchases	$ 5,431
DSY Wellness & Longevity Center Sdn Bhd [Member]
Related Party Transaction [Line Items]
Nature	Purchases of products for the provision of complementary health therapies	Purchases of products for the provision of complementary health therapies
Other purchases	$ 4
DSY Wellness & Longevity Center Sdn Bhd [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC.	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC.
Redboy Picture Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the CEO and director of the Company is also the director of Redboy	Mr. How Kok Choong, the CEO and director of the Company is also the director of Redboy
Nature	Sponsorship fee	Sponsorship fee
Other expenses	$ 22,686	$ 718
DSY Wellness and Longevity Center Sdn Bhd ("DSYWLC") [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC.	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC.
Nature	Office rental expenses	Office rental expenses
Other expenses	$ 21,779